STATEMENTS OF OPERATIONS AND COMPERHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS AND COMPERHENSIVE INCOME [Abstract]
Revenues
Cost of revenues
Gross Profit
Operating expenses:
General and administrative	5,800	5,000
Total operating expenses	5,800	5,000
Operating loss:	5,800	5,000
Financial expenses, net
Loss before Taxes on Income	5,800	5,000
Taxes on income
Net loss	5,800	5,000
Other comprehensive income, net of tax
Total comprehensive loss	$ 5,800	$ 5,000
Basic and diluted net income (loss) per share	$ 0.00	$ 0.00
Weighted average number of common stock used in computing basic and diluted net profit (loss) per share	32,315,698	32,315,698